Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Capital management [abstract]
Equity	₨ 681,895	$ 9,045	₨ 731,946		₨ 754,177	₨ 713,788
Cash and cash equivalents (Note 20 and 21)	51,558	684	73,331
Short term investments (Note 19)	327,210	4,340	292,112
Structured Investment net of liability			27,018
Total cash (a)	378,768	5,024	392,461
Current borrowings (Note 22)	212,231	2,815	315,053
Non-current borrowings (Note 22)	367,244	4,871	347,209
Total debt (b)	579,475	7,686	662,262	$ 8,784	₨ 581,588
Net debt (c=(b-a))	200,707	2,662	269,801
Total capital (equity+net debt)	₨ 882,602	$ 11,707	₨ 1,001,747
Gearing ratio	0.20%	0.20%	0.30%	0.30%